Offerings	Mar. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 34,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,764.45
Offering Note	(1) In accordance with Rule 416, the registrant is also registering an indeterminate number of additional Class A Ordinary Shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions. (2) Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. (3) Includes the additional shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001
Amount Registered | shares	1,643,334
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 9,860,004.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,361.67
Offering Note	(1) In accordance with Rule 416, the registrant is also registering an indeterminate number of additional Class A Ordinary Shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions. (2) Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. (4) This Registration Statement also covers the resale under a separate resale prospectus by the selling shareholders of the registrant of up to 1,643,334 Class A Ordinary Shares previously issued to the selling shareholders as named in the resale prospectus.